First Trust Income Opportunities ETF Annual Fund Operating Expenses - First Trust Income Opportunities ETF - First Trust Income Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	2.84%
Expenses (as a percentage of Assets)	3.69%